Statement of Changes in Net Assets Available for Benefits - EBP 006	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions
Employer	$ 10,358,804
Participants	21,006,906
Rollovers	1,594,557
Total contributions	32,960,267
Interest and dividend income on investments	9,511,222
Interest income from notes receivable from participants	310,842
Net appreciation in fair value of investments	71,364,586
Other income	61,362
Total additions	114,208,279
Deductions
Benefits payments	150,010,646
Administrative expenses	249,982
Total deductions	150,260,628
Net decrease before plan transfers	(36,052,349)
Plan transfers, net	32,533
Beginning of year	648,741,272
End of year	$ 612,721,456